Share Capital - Schedule of Share Purchase Warrants Outstanding (Details) - DevvStream Corp [Member] - Share Purchase Warrants Member - $ / shares			6 Months Ended	12 Months Ended
		Jul. 31, 2023	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Share Purchase Warrants Outstanding [Line Items]
Beginning balance		150,908	22,718,590	132,811
Beginning balance (in Dollars per share)		$ 44.69	$ 1.53	$ 47.23
Beginning balance		1 year 10 months 6 days		4 years 3 months 7 days	8 months 1 day
Number of warrants outstanding, Issued on RTO (Note 4)			22,699,987	22,699,987
Weighted Average Exercise price, Issued on RTO (Note 4) (in Dollars per share)				$ 1.52
Number of warrants outstanding,Expired				(105,032)
Weighted Average Exercise price, Expired (in Dollars per share)				$ 56.9
Ending balance				22,718,590	132,811
Exercise price (in Dollars per share)				$ 1.53	$ 47.23
Number of warrants outstanding, Exercised				(9,176)	(18,097)
Weighted Average Exercise price, Exercised (in Dollars per share)				$ 9.5	$ 9.73
Ending balance				22,718,590	132,811
Ending balance (in Dollars per share)				$ 1.53	$ 47.23
Ending balance		1 year 10 months 6 days		4 years 3 months 7 days	8 months 1 day
Exercise Price One [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Beginning balance			18,603
Beginning balance (in Dollars per share)			$ 13.08
Ending balance				18,603
Exercise price (in Dollars per share)				$ 13.08
Expiry date				Sep. 29, 2026
Ending balance				18,603
Ending balance (in Dollars per share)				$ 13.08
Exercise Price Two Member
Schedule of Share Purchase Warrants Outstanding [Line Items]
Beginning balance	[1]		22,699,987
Beginning balance (in Dollars per share)			$ 1.52
Ending balance	[1]			22,699,987
Exercise price (in Dollars per share)				$ 1.52
Expiry date				Nov. 06, 2029
Ending balance	[1]			22,699,987
Ending balance (in Dollars per share)				$ 1.52

[1]	Each warrant exercisable for 0.09692 common stock.